INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Current income tax expense			$ (1)
Deferred income tax benefit	$ 2,733	$ 931	229
Total income tax benefit	$ 2,733	$ 931	$ 228